Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Intangible assets	$ 903,840	$ 865,925
Less: accumulated amortization	457,345	422,890
Intangible assets, net	446,495	443,035
Land use rights [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	742,560	711,412
Patents [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	28,600	27,400
Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	12,560	12,033
Trademarks [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	$ 120,120	$ 115,080